Schedule of Investments
September 30, 2021 (unaudited)
AmericaFirst Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 58.76%

Accident & Health Insurance - 2.59%
Principal Financial Group, Inc.	3,784	243,690

Beverages - 2.44%
The Coca-Cola Co.	4,369	229,241

Biological Products (No Diagnostic Substances) - 2.58%
Gilead Sciences, Inc.	3,468	242,240

Cigarettes - 4.81%
Altria Group, Inc.	4,999	227,555
Philip Morris International, Inc.	2,370	224,652

		452,207

Computer & Office Equipment - 2.42%
International Business Machines Corp.	1,634	227,012

Converted Paper & Paperboard Prods (No Containers/Boxes) - 2.45%
Kimberly-Clark Corp.	1,740	230,446

Electric Services - 2.63%
NRG Energy, Inc.	6,053	247,144

Food & Kindred Products - 2.19%
Campbell Soup Co.	4,921	205,747

Grain Mill Products - 4.90%
General Mills, Inc.	3,804	227,556
Kellogg Co.	3,647	233,116

		460,672

Investment Advice - 2.36%
Franklin Resources, Inc.	7,455	221,563

Life Insurance - 2.59%
MetLife, Inc.	3,949	243,772

National Commercial Banks - 2.70%
Regions Financial Corp.	11,901	253,610

Paper Mills - 2.35%
International Paper Co.	3,946	220,660

Pharmaceutical Preparations - 5.23%
AbbVie, Inc.	2,355	254,034
Merck & Co., Inc.	3,163	237,573

		491,607

Retail-Apparel & Accessory Stores - 2.26%
Hanesbrands, Inc.	12,352	211,960

Services-Advertising Agencies - 5.12%
Omnicom Group, Inc.	2,949	213,684
The Interpublic Group of Cos., Inc.	7,285	267,141

		480,825

Services-Business Services, Nec - 2.18%
The Western Union Co.	10,150	205,233

Telephone Communications (No Radio Telephone) - 4.81%
AT&T, Inc.	8,236	222,454
Verizon Communications, Inc.	4,250	229,542

		451,996

Wholesale-Drugs Proprietaries & Durggists' Sundries - 2.14%
Cardinal Health, Inc.	4,056	200,610

Total Common Stock	(Cost $ 5,621,049)	5,520,235

Corporate Bonds - 0.07%

RGS AEGCO Funding Corp., 9.810%, 12/7/2021	6,223	6,252

Total Corporate Bonds	(Cost $ 6,231)	6,252

Real Estate Invesstment Trusts - 2.56%

Healthpeak Properties, Inc.	7,187	240,621

Total Real Estate Investment Trusts	(Cost $ 254,049)	240,621

Exchange Traded Funds - 33.53%

iShares 10-20 Year Treasury Bond ETF	6,118	899,774
iShares 20+ Year Treasury Bond ETF	3,110	448,835
iShares 7-10 Year Treasury Bond ETF	7,799	898,601
SPDR Bloomberg Barclays High Yield Bond ETF	4,114	449,907
VanEck Vectors Fallen Angel High Yield Bond ETF	13,710	453,116

Total Exchange Traded Funds	(Cost $ 3,218,521)	3,150,233

Money Market Registered Investment Companies - 6.52%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 0.02% (5)	612,663	612,908

Total Money Market Registered Investment Companies	(Cost $ 612,908)	612,908

Total Investments - 101.45%	(Cost $ 9,712,758)	9,530,249

Liabilities in Excess of Other Assets - -1.45%		(136,264)

Total Net Assets - 100.00%		9,393,985

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$9,523,996	$-
Level 2 - Other Significant Observable Inputs	6,252	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$9,530,249	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.